Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis	Sep. 30, 2021 USD ($)
Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Cash held in Trust Account	$ 172,512,555
Assets	172,512,555
Public Warrants	4,441,300
Private Placement Warrants	142,133
Warrant Liability	4,583,433
Quoted Prices In Active Markets (Level 1) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Cash held in Trust Account	172,512,555
Assets	172,512,555
Public Warrants	4,441,300
Private Placement Warrants
Warrant Liability	4,441,300
Significant Other Observable Inputs (Level 2) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Cash held in Trust Account
Assets
Public Warrants
Private Placement Warrants
Warrant Liability
Significant Other Observable Inputs (Level 3) [Member]
Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Cash held in Trust Account
Assets
Public Warrants
Private Placement Warrants	142,133
Warrant Liability	$ 142,133